Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized	155,864,851
Common stock, shares issued	1,469,798
Common stock, shares outstanding	1,469,798
Series A
Preferred Stock, Convertible and Redeemable, par value (in dollars per share)	$ 0.001
Preferred Stock, Convertible and Redeemable, shares authorized	73,094,000
Preferred Stock, Convertible and Redeemable, shares issued	51,790,000
Preferred Stock, Convertible and Redeemable, shares outstanding	51,790,000
Preferred Stock, Convertible and Redeemable, aggregate liquidation preference	$ 70,564
Series A-1
Preferred Stock, Convertible and Redeemable, par value (in dollars per share)	$ 0.001
Preferred Stock, Convertible and Redeemable, shares authorized	18,480,000
Preferred Stock, Convertible and Redeemable, shares issued	6,000,000
Preferred Stock, Convertible and Redeemable, shares outstanding	6,000,000
Preferred Stock, Convertible and Redeemable, aggregate liquidation preference	8,460
Series B
Preferred Stock, Convertible and Redeemable, par value (in dollars per share)	$ 0.001
Preferred Stock, Convertible and Redeemable, shares authorized	42,320,200
Preferred Stock, Convertible and Redeemable, shares issued	30,000,000
Preferred Stock, Convertible and Redeemable, shares outstanding	30,000,000
Preferred Stock, Convertible and Redeemable, aggregate liquidation preference	35,868
Series B-1
Preferred Stock, Convertible and Redeemable, par value (in dollars per share)	$ 0.001
Preferred Stock, Convertible and Redeemable, shares authorized	700,000
Preferred Stock, Convertible and Redeemable, shares issued	500,000
Preferred Stock, Convertible and Redeemable, shares outstanding	500,000
Preferred Stock, Convertible and Redeemable, aggregate liquidation preference	$ 552
Junior Series A Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	3,000,000
Preferred stock, shares issued	3,000,000
Preferred stock, shares outstanding	3,000,000